Organization and Description of the Business (Details) (USD $)	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Oct. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 item	Sep. 30, 2013	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Feb. 05, 2014 Initial public offering	Mar. 06, 2014 Over allotment option exercised by underwriters
Organization and Description of the Business
Number of operating segments				1		1
Accumulated deficit		$ (118,672,817)		$ (118,672,817)		$ (82,268,850)	$ (59,017,415)
Net loss		(15,534,872)	(8,867,540)	(36,432,488)	(16,593,889)	(23,585,145)	(15,952,300)
Cash and cash equivalents		72,224,557	47,983,956	72,224,557	47,983,956	37,965,198	6,738,659	17,060,109
Reverse stock split ratio	0.1613
Initial Public Offering
Shares of common stock sold									9,250,000	270,449
Initial public offering price (in dollars per share)									$ 7.00	$ 7.00
Aggregate gross proceeds from shares sold									64,800,000	1,900,000
Number of outstanding warrants not exercised as part of the IPO				22,580
Shares of common stock issued upon conversion of outstanding convertible preferred stock and net exercise of a portion of warrants				15,728,286
Payment of underwriting discounts and commissions				4,600,000
Offering costs				2,500,000
Net offering proceeds after deducting underwriting discounts and commissions and offering expenses				59,534,984
Liquidity
Accumulated deficit		$ 118,672,817		$ 118,672,817		$ 82,268,850	$ 59,017,415